May 4, 2020

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN:	Document Control - EDGAR
RE:	RiverSource Variable Annuity Account ("Registrant")
RiverSource® Signature Select Variable Annuity
RiverSource® Signature Variable Annuity
File Nos.: 333-139760/811-7195

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant's Post-Effective Amendment No. 24 filed on April 23, 2020.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/	Nicole D. Wood
---------------------------------
Nicole D. Wood
Assistant General Counsel and
Assistant Secretary

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